Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Total	¥ 125,868		¥ 128,953
Less: Accumulated depreciation	(117,397)		(119,717)
Construction in progress	53,640		53,640
Property, plant and equipment, net	62,111	$ 9,154	62,876
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total	3,240		3,240
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total	106,230		109,767
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total	5,369		4,163
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total	¥ 11,029		¥ 11,783